Income tax and social contribution	12 Months Ended
Dec. 31, 2024
Income Tax And Social Contribution
Income tax and social contribution

8.	Income tax and social contribution
8.a	Recoverable income tax and social contribution

	2024	2023

Recoverable income tax and social contribution	326,256	713,279

Income tax	200,802	429,461
Social contribution	125,454	283,818

Current portion	(111,376)	(494,382)
Non-current portion	214,880	218,897

In September 2021, the Federal Supreme Court (“STF”), with general repercussions, established an understanding for the non-levy of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on the monetary restatement using the SELIC rate in cases of undue payment. At that time, TIM recorded its best estimate, in the amount of R$ 535 million (principal). Up to December 31, 2024, the total monetary restatement recognized was R$ 128 million. In the third quarter of 2023, TIM’s lawsuit received a favorable final and unappealable decision and, in September 2023, the Company obtained credit approval from the Brazilian Federal Revenue Service.

In September 2023, the Company carried out the reclassification between asset accounts (i.e., recoverable income tax and social contribution and deferred income tax and social contribution) amounting R$ 156 million and recognized deferred taxes on tax losses and negative CSLL bases in the amounts of R$ 114 million and R$ 42 million, respectively. Moreover, in the same period, TIM reclassified R$ 470 million of credits to current assets. In 2023 and 2024, the Company used R$ 151 million and R$ 231 million, respectively, of these credits to offset federal taxes.

8.b	Income tax and social contribution payable

Current income tax and social contribution charges are calculated on the basis of the tax laws enacted, or substantially enacted, up to the balance sheet date.

The legislation allows companies to choose between quarterly or monthly payments of income tax and social contribution. In 2024, the Company has chosen to make the quarterly payments of income tax and social contribution.

	2024	2023

Income tax and social contribution payable	46,610	64,407
Social contribution	46,610	64,407

Current portion	(46,610)	(64,407)

8.c	Deferred income tax and social contribution

Deferred income tax and social contribution are recognized on (1) tax losses and accumulated tax loss carryforwards; and (2) temporary differences arising from differences between the tax basis of assets and liabilities and their book values in the financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted, or substantially enacted, up to the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized only according to the profitable track record and/or when based on the annual forecasts prepared by the Company.

The balances of deferred income tax assets and liabilities are presented at net value in balance sheet when there is the legal right and the intention of offsetting them upon calculation of current taxes, in general related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities arisen from different entities are in presented separately.

On December 31, 2024 and 2023, the enacted rates were 25% for income tax and 9% for social contribution. In addition, there is no statute of limitation in regard to the income tax and social contribution carried forward losses, which it can be offset by up to 30% of the taxable profit reached at each fiscal year, according to the current tax legislation.

The amounts recorded are as follows:

	2024	2023

Tax loss carryforwards and negative basis of social contribution	12,132	201,227
Temporary differences:
Provision for legal and administrative proceedings	536,550	499,603
Provision for expected credit losses	257,645	242,160
Taxes with suspended enforceability(i)	1,230,521	948,808
Derivative financial instruments	(274,140)	(236,259)
Capitalized interest - 4G and 5G	(246,621)	(281,721)
Adjustments related to IFRS 16 (ii)	730,015	675,817
Accelerated depreciation (iii)	(990,374)	(891,051)
Fair value adjustment I–Systems (former FiberCo) (iv)	(249,477)	(249,477)
Impairment loss (v)	269,172	378,601
Amortized goodwill – Cozani	(388,245)	(231,894)
Other assets	287,234	306,936
Other liabilities	(92,779)	(105,256)
	1,081,633	1,257,494

Deferred tax asset	3,323,269	3,205,814
Deferred tax liability	(2,241,636)	(1,948,320)

(i)	Mainly represented by the Fistel fee (TFF) for the financial years 2020, 2021, 2022, 2023 and 2024 of TIM S.A. and the TFF of Cozani's 2022 financial year. The TFFs for the years 2020, 2021, 2022, 2023 and 2024 of TIM S.A. and 2022 of Cozani had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See Note 22 for details.
(ii)	Represents the addition of new lease contracts. The temporary difference of the IFRS 16 contracts is due to the difference in the timing of recognition of the accounting (interest and depreciation) and tax expense (provision of service), under the terms of the current legislation.

(iii)	In the first quarter of 2020, TIM S.A. started excluding the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017.

(iv)	Refers to deferred charges on the adjustment at fair value of the non-controlling interest calculated in the sale of Fiber Co (currently I-Systems), which took place in November 2021, from TIM S.A. to IHS Fiber Brasil - Cessão de Infraestruturas Ltda (see Note 14).

(v)	Represents the deferred charges recorded by the Company, in connection with the impairment of tangible assets recognized by Cozani prior to its acquisition in April 2022.

The Company based on a history of profitability and based on projections of future taxable results, constitutes deferred income tax credits and social contribution on all of its tax losses, negative social contribution basis and temporary differences.

The Company used deferred credits arising from tax losses and negative social contribution bases in the amount of R$ 189 million as of December 31, 2024 (R$ 105 million as of December 31, 2023).

8.d	Expense with current and deferred income tax and social contribution

	2024	2023	2022
Current income tax and social contribution taxes
Income tax for the year	(426,340)	(248,792)	(247,492)
Social contribution for the year	(200,270)	(67,190)	(85,452)
Tax incentive – SUDENE/SUDAM(i)	333,359	235,753	157,254
	(293,251)	(80,229)	(175,690)
Deferred income tax and social contribution
Deferred income tax	(159,994)	(180,709)	95,583
Deferred social contribution	(15,337)	(85,673)	29,954
	(175,331)	(266,382)	125,537
	(468,582)	(346,611)	(50,153)

The reconciliation between income tax and social contribution expense as calculated by applying combined tax rates and amounts reflected in income (loss) is as follows:

	2024	2023	2022

Profit before income tax and social contribution	3,622,463	3,184,033	1,720,908
Combined tax rate	34%	34%	34%
Income tax and social contribution at the combined statutory rates	(1,231,637)	(1,082,571)	(585,109)

(Additions) / exclusions:

Equity in earnings	(28,059)	(30,364)	(20,939)
Non-taxable revenues	12,848	16,573	152,277
Non-deductible expenses	(60,670)	(25,069)	(120,682)
Tax incentive – SUDENE/SUDAM(i)	333,359	235,753	157,254
Tax benefit related to interest on shareholders’ equity	493,000	544,000	476,000
Tax losses and temporary differences not recognized	-	-	(129,954)
Other	12,577	(4,933)	21,000
	763,055	735,960	534,956
Income tax and social contribution expense	(468,582)	(346,611)	(50,153)
Effective rate	12.94%	10.89%	2.91%

(i)	As mentioned in Note 26 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. The Company has tax benefits that fall under these rules.